LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota  55415



May 3, 2001


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

RE:  LB Series Fund, Inc. - File Nos. 33-3677 and 811-4603
     ("the Registrant"); Prospectus dated May 1, 2001 and the
     Statement of Additional Information dated May 1, 2001

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 25 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on April 20, 2001.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

LB SERIES FUND, INC.



By:  /s/ John C. Bjork
   ------------------------------
     John C. Bjork
     Secretary and Counsel

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